Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2016
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company leases facilities and vehicles under operating leases that expire on various dates through 2022. Aggregate minimum lease and rental payments under non-cancelable operating leases as of December 31, 2016, are (in the aggregate) and for each succeeding fiscal year below:

December 31,

2017	$2,528
2018	2,165
2019	1,933
2020	1,820
2021 and thereafter	339

$8,785

Total rent expenses for the years ended December 31, 2014, 2015 and 2016 were $1,203, $1,443 and $1,664, respectively.

b.	Charges:

As of December 31, 2016, the Company has three lines of credit with Israeli banks for total borrowings of up to $4.1 million, all of which was undrawn as of December 31, 2016. These lines of credit are unsecured and available subject to the Company’s maintenance of a 30% ratio of total shareholders' equity to total assets. Interest rates across these credit lines varied from 1.5% to 2.3% as of December 31, 2016. Any borrowings under the credit lines would become repayable if Fortissimo Capital ceases to be the company controlling shareholder (which for this purpose generally requires Fortissimo Capital to continue to hold 25% of the Company outstanding ordinary shares).

As of December 31, 2016, the Company does not have any borrowings under the lines of credit. The Company is in compliance with the financial covenants.

c.	Purchase commitments:

The Company estimates that at December 31, 2016, it had $34,182 of purchase commitments for goods and services from vendors.

d.	Litigation:

From time to time, the Company is party to various legal proceedings, claims and litigation that arise in the normal course of business. It is the opinion of management that the ultimate outcome of these matters will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

e.	Royalty Commitments:

Under the Company’s agreement for purchasing print heads and other products, which was amended and restated in 2016, the Company is obligated to pay royalties at a rate set forth in the agreement up to an agreed maximum amount of $625 per year.

Royalties expenses for the years ended December 31, 2014, 2015 and 2016 were $590, $625 and $625, respectively.

f.	Guarantees:

As of December 31, 2016, the Company provided two bank guarantees of $ 359 in the aggregate for its rented facilities.